Biological assets (Tables)	12 Months Ended
Dec. 31, 2020
Biological assets
Schedule of reconciliation of the carrying amounts of the biological assets

Balance at December 31, 2018	$4,491
Assets obtained in the acquisition of HMS Companies	469
Assets obtained in the acquisition of Eureka	577
Assets obtained in the acquisition of Acres	567
Unrealized fair value gain on growth of biological assets	97,738
Increase in biological assets due to capitalized costs	20,661
Transferred to inventory upon harvest	(105,306)
Balance at December 31, 2019	$19,197
Assets obtained in the acquisition of Remedy	79
Assets obtained in the acquisition of Curaleaf NJ	2,340
Assets obtained in the acquisition of MEOT	705
Assets obtained in the acquisition of Grassroots	4,571
Assets obtained in the acquisition of ATG	379
Unrealized fair value gain on growth of biological assets	224,610
Increase in biological assets due to capitalized costs	109,850
Transferred to inventories upon harvest	(314,114)
Transferred to assets held for sale	(1,407)
Balance at December 31, 2020	$46,210